Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock	Additional Paid in Capital	Accumulated Other Comprehensive Income (loss)	Statutory Reserve	Retained earnings	Total Stockholders' Equity	Non-Controlling Interest	Total
Balance at Sep. 30, 2016	$ 10,000	$ 5,023,080	$ 625,795		$ 733,007	$ 6,391,882	$ 895,501	$ 7,287,383
Balance (in shares) at Sep. 30, 2016	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation gain (loss)			93,146			93,146	2,039	95,185
Net income (loss) for the period					3,271,310	3,271,310	(964)	3,270,346
Statutory reserve				$ 229,512	(229,512)
Balance at Sep. 30, 2017	$ 10,000	5,023,080	718,941	229,512	3,774,805	9,756,338	896,576	10,652,914
Balance (in shares) at Sep. 30, 2017	10,000,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Proceeds from Initial Public Offering - stock issuance	$ 1,932	7,726,068				7,728,000		7,728,000
Proceeds from Initial Public Offering - stock issuance (in shares)	1,932,000
Direct costs disbursed from Initial Public Offering proceeds		(1,426,329)				(1,426,329)		(1,426,329)
Foreign currency translation gain (loss)			(941,771)			(941,771)	(28,438)	(970,209)
Net income (loss) for the period					3,222,032	3,222,032	7,234	3,229,266
Balance at Sep. 30, 2018	$ 11,932	11,322,819	(222,830)	229,512	6,996,837	18,338,270	875,372	19,213,642
Balance (in shares) at Sep. 30, 2018	11,932,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares for convertible notes redemption	$ 658	1,949,434				1,950,092		1,950,092
Issuance of common shares for convertible notes redemption (in shares)	657,857
Beneficial conversion feature associated with convertible notes		670,618				670,618		670,618
Issuance of warrants associated with convertible notes		1,819,996				1,819,996		1,819,996
Foreign currency translation gain (loss)			(973,036)			(973,036)	(32,757)	(1,005,793)
Net income (loss) for the period					(307,437)	(307,437)	(3,567)	(311,004)
Statutory reserve				368,016	(368,016)
Balance at Sep. 30, 2019	$ 12,590	$ 15,762,867	$ (1,195,866)	$ 597,528	$ 6,321,384	$ 21,498,503	$ 839,048	$ 22,337,551
Balance (in shares) at Sep. 30, 2019	12,589,857